Schedule of Investments (unaudited)	iShares® MSCI Japan ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.3%
SG Holdings Co. Ltd.	1,016,600	$22,438,046
Yamato Holdings Co. Ltd.	925,200	20,422,978
		42,861,024
Airlines — 0.1%
ANA Holdings Inc.(a)	504,700	9,931,517
Japan Airlines Co. Ltd.(a)	456,700	8,232,512
		18,164,029
Auto Components — 2.1%
Aisin Corp.	467,800	17,166,406
Bridgestone Corp.	1,812,700	72,686,653
Denso Corp.	1,375,800	100,646,956
Koito Manufacturing Co. Ltd.	331,800	19,026,974
Stanley Electric Co. Ltd.	412,900	10,727,682
Sumitomo Electric Industries Ltd.	2,394,500	31,342,132
		251,596,803
Automobiles — 7.5%
Honda Motor Co. Ltd.	5,175,800	141,738,062
Isuzu Motors Ltd.	1,851,100	24,809,599
Mazda Motor Corp.(a)	1,808,900	14,593,376
Nissan Motor Co. Ltd.(a)	7,369,900	36,441,509
Subaru Corp.	1,953,600	36,794,331
Suzuki Motor Corp.	1,169,400	47,205,909
Toyota Motor Corp.	33,667,600	597,237,959
Yamaha Motor Co. Ltd.	940,500	23,652,189
		922,472,934
Banks — 4.4%
Chiba Bank Ltd. (The)	1,680,500	9,750,722
Concordia Financial Group Ltd.	3,434,500	12,457,626
Japan Post Bank Co. Ltd.	1,279,500	10,454,171
Mitsubishi UFJ Financial Group Inc.	38,807,680	204,958,147
Mizuho Financial Group Inc.	7,658,458	94,418,504
Resona Holdings Inc.	6,739,200	24,612,080
Shizuoka Bank Ltd. (The)	1,408,000	9,898,349
Sumitomo Mitsui Financial Group Inc.	4,145,100	134,860,421
Sumitomo Mitsui Trust Holdings Inc.	1,072,332	33,494,793
		534,904,813
Beverages — 1.0%
Asahi Group Holdings Ltd.	1,448,700	53,428,598
Ito En Ltd.	169,900	9,997,264
Kirin Holdings Co. Ltd.	2,611,600	41,609,786
Suntory Beverage & Food Ltd.	441,500	15,574,711
		120,610,359
Building Products — 1.9%
AGC Inc.	613,800	29,890,202
Daikin Industries Ltd.	791,000	161,066,704
Lixil Corp.	842,000	20,598,727
TOTO Ltd.	449,500	19,884,486
		231,440,119
Capital Markets — 1.0%
Daiwa Securities Group Inc.	4,564,800	25,314,257
Japan Exchange Group Inc.	1,617,700	35,024,984
Nomura Holdings Inc.	9,752,500	40,864,578
SBI Holdings Inc.	776,810	19,930,019
		121,133,838
Chemicals — 3.8%
Asahi Kasei Corp.	3,982,900	37,239,888
Security	Shares	Value

Chemicals (continued)
JSR Corp.	646,100	$24,036,322
Kansai Paint Co. Ltd.	562,600	12,629,846
Mitsubishi Chemical Holdings Corp.	4,064,800	31,775,766
Mitsubishi Gas Chemical Co. Inc.	499,100	8,254,426
Mitsui Chemicals Inc.	584,800	15,577,275
Nippon Paint Holdings Co. Ltd.	2,257,700	23,690,300
Nippon Sanso Holdings Corp.	479,300	10,108,345
Nissan Chemical Corp.	385,900	22,194,782
Nitto Denko Corp.	451,700	31,315,905
Shin-Etsu Chemical Co. Ltd.	1,124,400	187,287,529
Sumitomo Chemical Co. Ltd.	4,730,100	21,697,195
Toray Industries Inc.	4,402,600	25,455,801
Tosoh Corp.	822,700	11,761,550
		463,024,930
Commercial Services & Supplies — 0.7%
Dai Nippon Printing Co. Ltd.	705,000	16,546,448
Secom Co. Ltd.	666,600	45,123,600
Sohgo Security Services Co. Ltd.	227,100	9,680,500
Toppan Inc.	833,300	12,631,170
		83,981,718
Construction & Engineering — 0.5%
Kajima Corp.	1,426,600	15,689,492
Obayashi Corp.	2,065,300	15,169,559
Shimizu Corp.	1,747,400	11,008,724
Taisei Corp.	606,700	17,661,689
		59,529,464
Diversified Financial Services — 0.7%
Mitsubishi HC Capital Inc.	2,091,300	9,816,500
ORIX Corp.	3,877,800	76,405,875
Tokyo Century Corp.	116,700	5,550,433
		91,772,808
Diversified Telecommunication Services — 0.9%
Nippon Telegraph & Telephone Corp.	4,086,800	112,451,853
Electric Utilities — 0.4%
Chubu Electric Power Co. Inc.	2,045,500	20,635,302
Kansai Electric Power Co. Inc. (The)	2,235,200	20,193,431
Tokyo Electric Power Co. Holdings Inc.(a)	4,847,600	12,934,555
		53,763,288
Electrical Equipment — 2.1%
Fuji Electric Co. Ltd.	402,900	20,974,831
Mitsubishi Electric Corp.	5,794,300	72,398,292
Nidec Corp.	1,419,800	162,577,795
		255,950,918
Electronic Equipment, Instruments & Components — 6.6%
Azbil Corp.	391,800	17,270,642
Hamamatsu Photonics KK	445,400	27,345,818
Hirose Electric Co. Ltd.	103,058	17,283,504
Ibiden Co. Ltd.	335,400	20,738,608
Keyence Corp.	617,704	381,482,383
Kyocera Corp.	1,019,000	60,396,633
Murata Manufacturing Co. Ltd.	1,823,700	133,793,885
Omron Corp.	589,300	56,620,298
Shimadzu Corp.	752,000	31,885,056
TDK Corp.	1,234,300	48,828,208
Yokogawa Electric Corp.	724,900	13,588,970
		809,234,005

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment — 2.1%
Capcom Co. Ltd.	559,700	$13,931,126
Koei Tecmo Holdings Co. Ltd.	187,460	7,810,782
Konami Holdings Corp.	296,100	15,136,840
Nexon Co. Ltd.	1,566,400	31,097,250
Nintendo Co. Ltd.	355,300	156,693,640
Square Enix Holdings Co. Ltd.	272,300	14,246,902
Toho Co. Ltd.	353,900	15,706,667
		254,623,207
Equity Real Estate Investment Trusts (REITs) — 1.4%
Daiwa House REIT Investment Corp.	6,970	19,952,687
GLP J-REIT	13,543	21,602,184
Japan Metropolitan Fund Invest	22,189	19,144,910
Japan Real Estate Investment Corp.	3,958	22,906,226
Nippon Building Fund Inc.	4,722	29,181,622
Nippon Prologis REIT Inc.	6,557	21,415,544
Nomura Real Estate Master Fund Inc.	13,473	19,208,325
Orix JREIT Inc.	8,288	13,216,261
		166,627,759
Food & Staples Retailing — 1.7%
Aeon Co. Ltd.	2,076,100	48,421,803
Cosmos Pharmaceutical Corp.	63,500	9,852,854
Kobe Bussan Co. Ltd.	434,300	16,371,700
Lawson Inc.	159,200	7,805,520
Seven & i Holdings Co. Ltd.	2,392,080	96,346,781
Tsuruha Holdings Inc.	125,800	14,232,023
Welcia Holdings Co. Ltd.	299,500	10,649,338
		203,680,019
Food Products — 1.3%
Ajinomoto Co. Inc.	1,481,900	44,433,530
Kikkoman Corp.	461,700	35,244,836
MEIJI Holdings Co. Ltd.	387,756	22,821,399
Nisshin Seifun Group Inc.	628,075	9,032,771
Nissin Foods Holdings Co. Ltd.	201,300	14,796,266
Toyo Suisan Kaisha Ltd.	281,600	11,394,813
Yakult Honsha Co. Ltd.	407,300	20,438,708
		158,162,323
Gas Utilities — 0.3%
Osaka Gas Co. Ltd.	1,190,600	19,125,903
Tokyo Gas Co. Ltd.	1,187,300	20,312,020
		39,437,923
Health Care Equipment & Supplies — 3.5%
Asahi Intecc Co. Ltd.	688,200	15,084,676
Hoya Corp.	1,173,700	185,780,858
Olympus Corp.	3,506,200	78,340,043
Sysmex Corp.	532,000	66,171,630
Terumo Corp.	2,049,600	83,468,298
		428,845,505
Health Care Providers & Services — 0.1%
Medipal Holdings Corp.	581,800	10,456,559

Health Care Technology — 0.6%
M3 Inc.	1,400,800	75,304,644

Hotels, Restaurants & Leisure — 0.9%
McDonald's Holdings Co. Japan Ltd.(b)	254,100	11,340,349
Oriental Land Co. Ltd.	635,000	99,780,619
		111,120,968
Household Durables — 5.4%
Iida Group Holdings Co. Ltd.	465,780	9,618,521
Security	Shares	Value

Household Durables (continued)
Open House Co. Ltd.	260,200	$14,824,506
Panasonic Corp.	7,011,415	76,442,158
Rinnai Corp.	114,400	10,823,437
Sekisui Chemical Co. Ltd.	1,197,500	19,452,774
Sekisui House Ltd.	1,956,300	38,020,305
Sharp Corp.	683,500	7,624,919
Sony Group Corp.	4,003,600	488,474,023
		665,280,643
Household Products — 0.5%
Lion Corp.	708,900	10,068,928
Unicharm Corp.	1,281,200	55,496,708
		65,565,636
Industrial Conglomerates — 1.9%
Hitachi Ltd.	3,073,900	180,063,366
Toshiba Corp.	1,300,900	51,924,089
		231,987,455
Insurance — 2.7%
Dai-ichi Life Holdings Inc.	3,210,600	64,323,001
Japan Post Holdings Co. Ltd.	7,775,400	58,598,208
Japan Post Insurance Co. Ltd.	634,900	9,807,632
MS&AD Insurance Group Holdings Inc.	1,413,440	41,213,962
Sompo Holdings Inc.	1,007,450	41,373,974
T&D Holdings Inc.	1,697,500	19,950,966
Tokio Marine Holdings Inc.	1,993,000	100,087,046
		335,354,789
Interactive Media & Services — 0.6%
Kakaku.com Inc.	426,600	11,919,731
Z Holdings Corp.	8,507,500	56,306,081
		68,225,812
Internet & Direct Marketing Retail — 0.5%
Mercari Inc.(a)	327,300	19,742,687
Rakuten Group Inc.	2,756,400	28,132,314
ZOZO Inc.	396,400	12,564,106
		60,439,107
IT Services — 2.8%
Fujitsu Ltd.	624,300	103,186,654
GMO Payment Gateway Inc.	133,648	17,808,551
Itochu Techno-Solutions Corp.	304,400	9,902,686
NEC Corp.	785,100	35,421,581
Nomura Research Institute Ltd.	1,066,312	45,587,168
NTT Data Corp.	2,003,700	42,285,680
Obic Co. Ltd.	221,300	40,699,896
Otsuka Corp.	361,300	16,511,512
SCSK Corp.	496,100	9,395,868
TIS Inc.	708,100	21,826,981
		342,626,577
Leisure Products — 1.1%
Bandai Namco Holdings Inc.	634,298	49,369,410
Shimano Inc.	235,500	65,136,097
Yamaha Corp.	425,700	21,847,913
		136,353,420
Machinery — 5.4%
Daifuku Co. Ltd.	321,600	25,696,229
FANUC Corp.	609,000	119,389,785
Hino Motors Ltd.	912,600	7,531,321
Hitachi Construction Machinery Co. Ltd.	343,600	9,927,045
Hoshizaki Corp.	172,500	13,105,945
Komatsu Ltd.	2,779,800	62,887,573

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Kubota Corp.	3,261,400	$67,863,170
Kurita Water Industries Ltd.	313,600	14,607,086
Makita Corp.	711,200	31,227,283
Minebea Mitsumi Inc.	1,152,500	30,328,578
Misumi Group Inc.	902,500	38,052,060
Mitsubishi Heavy Industries Ltd.	1,017,500	22,823,074
Miura Co. Ltd.	278,400	9,729,580
NGK Insulators Ltd.	817,100	12,904,341
SMC Corp.	181,800	116,068,646
Toyota Industries Corp.	465,500	38,181,250
Yaskawa Electric Corp.	762,000	34,011,168
		654,334,134
Marine — 0.3%
Nippon Yusen KK	512,900	33,219,937

Media — 0.5%
CyberAgent Inc.	1,277,400	23,510,563
Dentsu Group Inc.	686,700	21,747,450
Hakuhodo DY Holdings Inc.	742,300	10,981,824
		56,239,837
Metals & Mining — 0.8%
Hitachi Metals Ltd.(a)	680,800	12,639,869
JFE Holdings Inc.	1,561,250	17,794,822
Nippon Steel Corp.	2,715,370	40,034,545
Sumitomo Metal Mining Co. Ltd.	784,800	29,007,344
		99,476,580
Multiline Retail — 0.3%
Pan Pacific International Holdings Corp.	1,308,800	22,341,274
Ryohin Keikaku Co. Ltd.	802,300	12,947,244
		35,288,518
Oil, Gas & Consumable Fuels — 0.7%
ENEOS Holdings Inc.	9,742,595	36,167,148
Idemitsu Kosan Co. Ltd.	661,929	17,027,243
Inpex Corp.	3,249,800	26,591,787
		79,786,178
Paper & Forest Products — 0.1%
Oji Holdings Corp.	2,569,800	11,824,722

Personal Products — 1.5%
Kao Corp.	1,508,000	76,925,508
Kobayashi Pharmaceutical Co. Ltd.	169,300	13,329,547
Kose Corp.	105,800	12,731,552
Pola Orbis Holdings Inc.	291,000	5,185,189
Shiseido Co. Ltd.	1,269,900	72,790,379
		180,962,175
Pharmaceuticals — 5.5%
Astellas Pharma Inc.	5,910,750	92,682,624
Chugai Pharmaceutical Co. Ltd.	2,132,200	69,069,990
Daiichi Sankyo Co. Ltd.	5,563,207	138,279,628
Eisai Co. Ltd.	753,200	45,519,896
Kyowa Kirin Co. Ltd.	857,200	23,945,362
Nippon Shinyaku Co. Ltd.	156,100	11,557,821
Ono Pharmaceutical Co. Ltd.	1,174,200	25,899,043
Otsuka Holdings Co. Ltd.	1,239,700	44,901,452
Santen Pharmaceutical Co. Ltd.	1,140,000	15,090,752
Shionogi & Co. Ltd.	840,800	58,697,323
Sumitomo Dainippon Pharma Co. Ltd.	568,500	6,928,577
Taisho Pharmaceutical Holdings Co. Ltd.	121,200	5,958,543
Security	Shares	Value

Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd.	5,023,300	$134,388,089
		672,919,100
Professional Services — 2.6%
Benefit One Inc.	253,900	11,949,821
Nihon M&A Center Holdings Inc.	961,600	28,213,065
Persol Holdings Co. Ltd.	563,600	16,227,584
Recruit Holdings Co. Ltd.	4,307,400	261,543,787
		317,934,257
Real Estate Management & Development — 1.9%
Daito Trust Construction Co. Ltd.	207,900	22,517,577
Daiwa House Industry Co. Ltd.	1,797,900	52,211,204
Hulic Co. Ltd.	1,204,400	11,394,111
Mitsubishi Estate Co. Ltd.	3,755,000	51,608,322
Mitsui Fudosan Co. Ltd.	2,911,900	59,854,712
Nomura Real Estate Holdings Inc.	376,500	8,163,466
Sumitomo Realty & Development Co. Ltd.	982,500	30,646,089
		236,395,481
Road & Rail — 2.3%
Central Japan Railway Co.	457,800	62,936,312
East Japan Railway Co.	959,900	58,850,986
Hankyu Hanshin Holdings Inc.	723,500	21,436,451
Keio Corp.	326,500	14,680,576
Keisei Electric Railway Co. Ltd.	410,500	11,230,419
Kintetsu Group Holdings Co. Ltd.(a)	544,800	15,647,763
Nippon Express Co. Ltd.	244,500	13,919,396
Odakyu Electric Railway Co. Ltd.	935,900	18,025,991
Tobu Railway Co. Ltd.	597,100	13,494,488
Tokyu Corp.	1,587,100	21,936,664
West Japan Railway Co.	685,400	29,535,762
		281,694,808
Semiconductors & Semiconductor Equipment — 4.0%
Advantest Corp.	633,600	55,313,709
Disco Corp.	91,600	26,220,696
Lasertec Corp.	239,500	62,194,563
Renesas Electronics Corp.(a)	3,988,800	50,120,549
Rohm Co. Ltd.	278,000	25,816,240
SUMCO Corp.	1,056,100	22,892,730
Tokyo Electron Ltd.	474,152	249,152,502
		491,710,989
Software — 0.3%
Oracle Corp. Japan	121,600	11,928,502
Trend Micro Inc.	424,400	24,472,253
		36,400,755
Specialty Retail — 1.4%
Fast Retailing Co. Ltd.	185,200	109,642,632
Hikari Tsushin Inc.	66,500	9,629,448
Nitori Holdings Co. Ltd.	254,300	40,302,987
USS Co. Ltd.	696,000	10,210,667
		169,785,734
Technology Hardware, Storage & Peripherals — 1.7%
Brother Industries Ltd.	749,700	12,866,683
Canon Inc.	3,175,750	69,843,392
FUJIFILM Holdings Corp.	1,143,700	89,964,660
Ricoh Co. Ltd.	2,128,400	18,777,724
Seiko Epson Corp.	888,100	14,319,259
		205,771,718
Tobacco — 0.6%
Japan Tobacco Inc.	3,809,700	75,877,237

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors — 3.9%
ITOCHU Corp.	3,773,700	$107,920,664
Marubeni Corp.	4,967,300	44,419,434
Mitsubishi Corp.	4,009,300	119,214,337
Mitsui & Co. Ltd.	4,953,400	111,369,335
MonotaRO Co. Ltd.	795,700	15,664,950
Sumitomo Corp.	3,575,600	48,682,784
Toyota Tsusho Corp.	674,400	29,204,356
		476,475,860
Wireless Telecommunication Services — 3.9%
KDDI Corp.	5,120,700	148,577,907
Softbank Corp.	9,118,800	125,516,357
SoftBank Group Corp.	3,829,000	201,221,744
		475,316,008
Total Common Stocks — 99.1%
(Cost: $12,355,857,132)	.	12,118,399,277

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 0.06%(c)(d)(e)	10,727,856	10,732,147
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(c)(d)	6,760,000	$6,760,000
		17,492,147
Total Short-Term Investments — 0.2%
(Cost: $17,493,197)		17,492,147

Total Investments in Securities — 99.3%
(Cost: $12,373,350,329)		12,135,891,424

Other Assets, Less Liabilities — 0.7%		88,458,191
Net Assets—100.0%		$12,224,349,615

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,457,264	$—		$(723,993)	(a)	$(162)	$(962)	$10,732,147	10,727,856	$7,190	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,320,000	1,440,000	(a)	—		—	—	6,760,000	6,760,000	67		—
						$(162)	$(962)	$17,492,147		$7,257		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
TOPIX Index	600	12/09/21	$100,031	$(7,650,153)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan ETF
November 30, 2021

Fair Value Measurements (continued)

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$21,602,184	$12,096,797,093	$—	$12,118,399,277
Money Market Funds	17,492,147	—	—	17,492,147
	$39,094,331	$12,096,797,093	$—	$12,135,891,424
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(7,650,153)	$—	$(7,650,153)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.